SCHEDULE OF FUTURE INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Unused income tax losses	$ 138,384,521	$ 124,361,000	$ 111,333,403
Unrecognized deferred tax assets	(138,385,521)	(124,361,000)	(111,333,403)
Deferred income tax assets recognized
Resource assets [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	1,024,271	1,024,271	1,024,271
Gross unamortized share issue costs [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	1,081,250	1,114,604	325,600
Capitalized S.174 expenses [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	2,368,000
Canadian non-capital losses [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	21,955,000	21,404,000	22,969,000
Canadian capital losses [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	5,156,000	5,565,125	4,432,532
US non-capital losses [member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	93,000,000	86,073,000	78,829,000
Singapore non-capital losses [memeber]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	$ 13,800,000	$ 9,180,000	$ 3,753,000